Inventories - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Write down of inventories		$ 1,542.8	$ 464.4
Reversal of write down of inventories	$ 840.9